Corporate Information	6 Months Ended
Jun. 30, 2019
Corporate Information [Abstract]
Corporate information

1.	Corporate information

The interim condensed consolidated financial statements of Reebonz Holding Limited (the “Company”) and its subsidiaries (collectively, the “Group”) for the six months ended 30 June 2018 and 2019 was authorized for issue in accordance with a resolution of the directors on 18 September 2019.

Reebonz Holding Limited (‘the Company’) incorporated and domiciled in Cayman Island. The registered office is located at c/o Dentons, 3rd Floor, One Capital Place, Shedden Road,George Town, Grand Cayman, Cayman Islands. The Company’s principal executive office is located at 5 Tampines North Drive 5, Reebonz Building, Singapore 528548.

The principal activities of the Group are mainly as an online retailer of luxury goods and also to provide a marketplace for sellers to sell luxury goods.

1.1	Business combination

On 19 December 2018, the Company changed its name from DOTA Holdings Limited to Reebonz Holding Limited.

DOTA Holdings Limited was incorporated on 27 July 2018 by Draper Oakwood Technology Acquisition, Inc., (“DOTA”) for the sole purpose of consummating the business combination described further below. On 4 September 2018, Reebonz Limited (“Reebonz”) entered into a business combination agreement with a special purpose acquisition company, DOTA, a Delaware Corporation, listed on National Association of Securities Dealers Automated Quotations (“NASDAQ”).

The Business Combination was accounted for as a reverse acquisition in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Under this method of accounting, DOTA is treated as the “acquired” company. This determination was primarily based on Reebonz comprising the ongoing operations of the combined company, Reebonz’s senior management comprising the senior management of the combined company, and Reebonz stockholders having a majority of the voting power of the combined company. For accounting purposes, Reebonz is deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of Reebonz. Accordingly, the consolidated assets, liabilities and results of operations of Reebonz are the historical financial statements of the combined company, and DOTA’s assets, liabilities and results of operations are consolidated with Reebonz beginning on the acquisition date.

As a result of the above transaction, the Company became the ultimate parent of Reebonz Limited and DOTA on 19 December 2018, being the acquisition date. The Company’s common stock and warrants are traded on the NASDAQ Capital Market under the ticker symbols RBZ and RBZAW, respectively.

The comparative financial years included herein are derived from the consolidated financial statements of Reebonz.